Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Undiscovered Managers Funds
Entity Central Index Key	0001047712
Document Period End Date	Jun. 30, 2024
C000011784 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class A Shares
Trading Symbol	UBVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class A Shares)	$134	1.24%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class A Shares (without a sales charge) returned 15.71% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class A Shares)	June 4, 2004	9.64%	9.51%	8.03%
Undiscovered Managers Behavioral Value Fund (Class A Shares) - excluding sales charge		15.71	10.70	8.62
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23

Performance Inception Date	Jun. 04, 2004
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,063,302,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 57,438,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Strategies [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Risks Change [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

C000011786 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class C Shares
Trading Symbol	UBVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class C Shares)	$187	1.74%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class C Shares (without sales charge) returned 15.14% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class C Shares)	June 4, 2004	14.14%	10.15%	8.18%
Undiscovered Managers Behavioral Value Fund (Class C Shares) - excluding sales charge		15.14	10.15	8.18
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23

Performance Inception Date	Jun. 04, 2004
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,063,302,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 57,438,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Strategies [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Risks Change [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

C000126246 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class I Shares
Trading Symbol	UBVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class I Shares)	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class I Shares returned 16.00% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class I Shares)	April 30, 2013	16.00%	10.98%	8.89%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23

Performance Inception Date	Apr. 30, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,063,302,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 57,438,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Strategies [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Risks Change [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

C000011783 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class L Shares
Trading Symbol	UBVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class L Shares)	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class L Shares returned 16.10% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class L Shares)	December 28, 1998	16.10%	11.11%	9.04%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23

Performance Inception Date	Dec. 28, 1998
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,063,302,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 57,438,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Strategies [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Risks Change [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

C000126247 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R2 Shares
Trading Symbol	UBVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R2 Shares)	$167	1.55%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class R2 Shares returned 15.35% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R2 Shares)	April 30, 2013	15.35%	10.39%	8.33%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23

Performance Inception Date	Apr. 30, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,063,302,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 57,438,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Strategies [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Risks Change [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

C000177423 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R3 Shares
Trading Symbol	UBVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R3 Shares)	$140	1.30%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class R3 Shares returned 15.64% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R3 Shares)	March 1, 2017	15.64%	10.67%	8.60%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,063,302,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 57,438,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Strategies [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Risks Change [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

C000177424 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R4 Shares
Trading Symbol	UBVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R4 Shares)	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class R4 Shares returned 15.92% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R4 Shares)	March 1, 2017	15.92%	10.94%	8.87%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,063,302,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 57,438,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Strategies [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Risks Change [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

C000177425 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R5 Shares
Trading Symbol	UBVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R5 Shares)	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class R5 Shares returned 16.10% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R5 Shares)	March 1, 2017	16.10%	11.11%	9.04%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,063,302,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 57,438,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Strategies [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Risks Change [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

C000126248 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R6 Shares
Trading Symbol	UBVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R6 Shares)	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class R6 Shares returned 16.21% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R6 Shares)	April 30, 2013	16.21%	11.22%	9.14%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23

Performance Inception Date	Apr. 30, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,063,302,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 57,438,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Strategies [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.

Material Fund Change Risks Change [Text Block]
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.